2. Revision of Prior Period Financial Statements (Details - Statement of Operations) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 544,003	$ 439,288	$ 1,289,160	$ 1,111,690	$ 1,460,370	$ 308,129
Cost of Revenue	384,371	559,475	1,035,600	1,067,946	1,342,139	137,897
Gross Profit	159,632	(120,187)	253,560	43,744	118,231	170,232
Operating Expenses:
Selling	677	12,267	17,696	24,023	46,624	0
Compensation - officers	34,000	40,000	102,000	110,000	150,154	140,000
Research and development	62,039	66,289	194,232	193,009	255,232	221,510
Professional fees	243,799	397,950	1,071,369	958,337	1,376,995	940,846
General and administrative	294,795	322,801	974,125	675,935	1,113,201	451,597
Total Operating Expenses	635,310	839,307	2,359,422	1,961,304	3,448,671	1,753,953
Loss from Operations	(475,678)	(959,494)	(2,105,862)	(1,917,560)	(3,330,440)	(1,583,721)
Other Income (Expense):
Interest income (expense), net	(1,878)	(248)	(1,843)	820	2,257	(440,943)
Other income	39,196	9,643	119,453	11,623	154,390	0
Total other expenses	37,318	9,395	117,529	12,443	154,897	(440,943)
Loss before income taxes	(438,360)	(950,099)	(1,988,333)	(1,905,117)	(3,175,543)	(2,024,664)
Tax expense	0	0	0	0	0	0
Net Loss	(438,360)	(950,099)	(1,988,333)	(1,905,117)	(3,175,543)	(2,024,664)
Revenue [Member]
Total revenue	544,003	431,988	1,267,893	1,101,390	$ 1,446,186	$ 285,929
Revenue Related Party [Member]
Total revenue	$ 0	7,300	$ 21,267	10,300
Scenario Previously Reported [Member]
Total revenue		332,170		995,245
Cost of Revenue		348,371		752,451
Gross Profit		(16,201)		242,794
Operating Expenses:
Selling		93,904		183,570
Compensation - officers		44,905		106,580
Research and development		66,282		193,002
Professional fees		399,650		971,789
General and administrative		269,961		619,131
Total Operating Expenses		874,702		2,074,072
Loss from Operations		(890,903)		(1,831,278)
Other Income (Expense):
Interest income (expense), net		(232)		836
Other income		8,460		10,440
Total other expenses		8,228		11,276
Loss before income taxes		(882,675)		(1,820,002)
Tax expense		0		0
Net Loss		(882,675)		(1,820,002)
Scenario Previously Reported [Member] | Revenue [Member]
Total revenue		324,870		984,945
Scenario Previously Reported [Member] | Revenue Related Party [Member]
Total revenue		7,300		10,300
Restatement Adjustment [Member]
Total revenue		107,118		116,445
Cost of Revenue		211,104		315,495
Gross Profit		(103,986)		(199,050)
Operating Expenses:
Selling		(81,637)		(159,547)
Compensation - officers		(4,905)		3,420
Research and development		7		7
Professional fees		(1,700)		(13,452)
General and administrative		52,840		56,804
Total Operating Expenses		(35,395)		(112,768)
Loss from Operations		(68,591)		(86,282)
Other Income (Expense):
Interest income (expense), net		(16)		(16)
Other income		1,183		1,183
Total other expenses		1,167		1,167
Loss before income taxes		(67,424)		(85,115)
Tax expense		0		0
Net Loss		(67,424)		(85,115)
Restatement Adjustment [Member] | Revenue [Member]
Total revenue		107,118		116,445
Restatement Adjustment [Member] | Revenue Related Party [Member]
Total revenue		$ 0		$ 0